As filed with the Securities and Exchange Commission on January 16, 2014

Securities Act File No. 033-18781

Investment Company Act File No. 811-5407

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 47	☒

TRUST FOR CREDIT UNIONS

(Exact Name of Registrant as Specified in Charter)

4400 Computer Drive

Westborough, MA 01581

(Address of Principal Executive Offices)

(800) 342-5828

(Registrant’s Telephone Number, including Area Code)

With Copies to:

Jay Johnson Callahan Financial Services, Inc. 1001 Connecticut Avenue NW, Suite 1001 Washington, D.C. 20036	Mary Jo Reilly, Esq. Drinker Biddle & Reath LLP One Logan Square Ste. 2000 Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 45 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on the 16th day of January, 2014.

TRUST FOR CREDIT UNIONS

By:	/s/ Jay Johnson
Jay Johnson President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 45 to the Registration Statement has been signed below by the following persons in the capacities indicated on January 16, 2014.

Name	Title	Date

/s/ Jay Johnson Jay Johnson	President and Treasurer (Principal Executive, Financial and Accounting Officer)	January 16, 2014

/s/ Jonathan K. Jeffreys Jonathan K. Jeffreys	Vice President and Assistant Treasurer	January 16, 2014

*James C. Barr James C. Barr	Chairman and Trustee	January 16, 2014

*Robert M. Coen Robert M. Coen	Trustee	January 16, 2014

*Rudolf J. Hanley Rudolf J. Hanley	Trustee	January 16, 2014

*Stanley C. Hollen Stanley C. Hollen	Vice Chairman and Trustee	January 16, 2014

*Gary Oakland Gary Oakland	Trustee	January 16, 2014

*Eugene A. O’Rourke Eugene A. O’Rourke	Trustee	January 16, 2014

*James F. Regan James F. Regan	Trustee	January 16, 2014

*Wendell A. Sebastian Wendell A. Sebastian	Trustee	January 16, 2014

*By:	/s/ Jay Johnson
Jay Johnson Attorney-in-fact

*	Pursuant to a power of attorney incorporated by reference (Accession No. 0001193125-13-486361).

SCHEDULE OF EXHIBITS TO FORM N-1A

Trust for Credit Unions

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase